Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Current allowance for current maturities of mortgage loans recievable	$ 16,711	$ 28,574
Current deferred origination fees for current mortgage loans recievable	30,010	39,965
Allowance for mortgage loans recievable	814,621	683,255
Deferred origination fees for mortgage loans recievable	527,403	532,873
Accumulated amortization for deferred offering costs	$ 793,714	$ 705,923
Stockholders' Equity
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, Authorized	30,000,000	30,000,000
Common Stock, Issued	1,833,309	1,943,107
Common Stock, Outstanding	1,833,309	1,943,107